Annual Total Returns- Janus Henderson Global Technology and Innovation Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Global Technology and Innovation Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.54%)	19.28%	35.21%	9.27%	4.49%	13.71%	44.65%	0.73%	45.06%	50.89%